Revenue - Summary of Assets and Liabilities Related to Contracts with Customers Recognised (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total other current liabilities	$ 3,938	$ 310,102
Hardware sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total other current liabilities	$ 3,938	$ 310,102